SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Equity [Abstract]
Number of warrants, beginning balance	279,746	274,276
Weighted Average Exercise Price, beginning balance	$ 39.79	$ 48.48
Exercised		(68,353)
Weighted average exercise price, exercised		$ 11.44
Granted	401,810	73,823
Weighted average exercise price, granted	$ 4.08	$ 18.00
Cancelled	(500)
Weighted average exercise price, cancelled	$ 4.08
Expired	(4,393)
Weighted average exercise price, granted	$ 95.90
Number of warrants, ending balance	676,663	279,746
Weighted Average Exercise Price, ending balance	$ 18.25	$ 39.79